Capital Structure (Details) - USD ($)							1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 03, 2018	Nov. 09, 2017	May 10, 2017	Jun. 24, 2016	Jun. 10, 2016	Mar. 06, 2015	Oct. 24, 2016	Jan. 31, 2007	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Structure (Textual)
Common stock, shares authorized (in shares)									15,000,000	15,000,000	15,000,000
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split, description							One-for-10
Warrant [Member]
Capital Structure (Textual)
Common stock warrants outstanding									377,303	511,553
Series 2 preferred stock warrants outstanding									439	439
Director [Member]
Capital Structure (Textual)
Preferred stock, par value (in dollars per share)										$ 0.001
Preferred stock, shares authorized (in shares)			500,000							10,000,000
Common Stock [Member]
Capital Structure (Textual)
Common stock, shares authorized (in shares)			15,000,000
Common stock voting rights, description			Each share of Common Stock entitles the holder to one vote at all stockholder meetings.
Common stock shares, description									The Company was authorized to issue 100,000,000 shares of $0.0001 par value common stock.	The Company was authorized to issue 100,000,000 shares of $0.0001 par value common stock.
Conversion of preferred stock to common stock, shares										2,220	51,873
Credit Agreement [Member]
Capital Structure (Textual)
Proceeds from sale of stock						$ 8,600,000
Sale of common stock shares						1,700,000
Purchase price per share						$ 5.50
Sixth amendment provided to warrants	175,000
Exercise price of warrants	$ 0.01
Series 1 Convertible Preferred Stock [Member]
Capital Structure (Textual)
Preferred stock, par value (in dollars per share)									$ 0.001
Preferred stock, shares authorized (in shares)									25,000
Preferred stock conversion into common stock, shares		250,000						250,000
Convertible preferred stock, terms of conversion, description									239,405 shares of Series 1 Convertible Preferred Stock outstanding, which are convertible into 145,197 shares of common stock.
Convertible, conversion price per share									$ 0.60649	$ 0.60649
Conversion of preferred stock to common stock, shares										3,660	85,132
Series 2 Convertible Preferred Stock [Member]
Capital Structure (Textual)
Preferred stock, par value (in dollars per share)									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)									25,000	25,000	25,000
Preferred stock, shares outstanding									21,952	21,952	21,952
Proceeds from sale of stock					$ 20,000,000
Convertible preferred stock, terms of conversion, description					Each Series 2 Preferred Share is convertible at a conversion price of $8.10 into approximately 124 shares of common stock; provided, the conversion price is subject to reduction pursuant to a weighted average anti-dilution provision contained in the Series 2 Certificate of Designations. The holders of the Series 2 Preferred Shares have the option to convert such shares into shares of common stock and have the right to vote with holders of common stock on an as-converted basis. If, during the two year period commencing on the date of issuance, the average closing price during any 45 consecutive trading day period equals or exceeds $17.50 per common share, or a change of control transaction (as defined in the Series 2 Certificate of Designations) values the Company's common stock at $17.50 per share or greater; or after this two year period the average closing price during any 45 day consecutive trading day period or change of control transaction values the common stock at a price equal to or greater than $23.00 per share, then conversion shall be automatic.
Convertible preferred stock, shares issued upon conversion					20,000
Convertible preferred stock, stated value									$ 1,000	$ 1,000	$ 1,000
Gross proceeds					$ 1,950,000
Additional sale of shares					1,952
Conversion of preferred stock to common stock, shares
Cumulative dividends									$ 4,736,865	$ 3,528,361
Series 2 Convertible Preferred Stock [Member] | Warrant [Member]
Capital Structure (Textual)
Exercise price of warrants				$ 1,250
Series 2 preferred stock warrants outstanding				439